SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue recognition:
Net revenues	$ 5,277,169	$ 3,476,495	$ 3,200,583
Electricity
Revenue recognition:
Net revenues	29,420	9,706	5,866
CSI Solar Segment | Electricity
Revenue recognition:
Net revenues	15,302	9,077	5,866
Global Energy Segment | Electricity
Revenue recognition:
Net revenues	14,118	629
Recognized at a point in time | CSI Solar Segment
Revenue recognition:
Net revenues	3,881,573	2,704,332	2,210,459
Recognized at a point in time | Global Energy Segment
Revenue recognition:
Net revenues	1,068,179	687,759	696,326
Recognized over time | CSI Solar Segment
Revenue recognition:
Net revenues	271,513	45,996	271,389
Recognized over time | Global Energy Segment
Revenue recognition:
Net revenues	$ 55,904	$ 38,408	$ 22,409